SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of segment reporting information

Information with respect to these reportable business segments for the three months ended March 31, 2018 and 2017 was as follows:

	Three Months Ended March 31, 2018	Three Months Ended March 31, 2017
Revenues
Real property operating	$296,623	$—
Development services and sales of developed products	11,290	—
Medical related consulting services – related party	—	66,286
	307,913	66,286
Depreciation and amortization
Real property operating	32,624	—
Development services and sales of developed products	86,749	—
Medical related consulting services – related party	4,006	26
	123,379	26
Interest expense
Real property operating	236,986	—
Development services and sales of developed products	—	—
Medical related consulting services – related party	—	—
	236,986	—
Net loss
Real property operating	(237,700)	—
Development services and sales of developed products	(173,474)	—
Medical related consulting services	(100,132)	(549,333)
Other (a)	(1,039,663)	—
	$(1,550,969)	$(549,333)

Identifiable long-lived tangible assets at March 31, 2018 and December 31, 2017	March 31, 2018	December 31, 2017
Real property operating	$7,612,747	$7,645,371
Development services and sales of developed products	120,396	5,857
Medical related consulting services	17,224	20,558
	$7,750,367	$7,671,786

Identifiable long-lived tangible assets at March 31, 2018 and December 31, 2017	March 31, 2018	December 31, 2017
United States	$7,613,567	$7,646,270
China	136,800	25,516
	$7,750,367	$7,671,786

(a)	The Company does not allocate any general and administrative expense of its being a public company activities to its reportable segments as these activities are managed at a corporate level.

Information with respect to these reportable business segments for the years ended December 31, 2017 and 2016 was as follows:

	Year Ended	Year Ended
	December 31, 2017	December 31, 2016
Revenues
Real property operating	$828,663	$—
Medical related consulting services	222,611	616,446
Development services and sales of developed products	26,276	—
	1,077,550	616,446
Depreciation and amortization
Real property operating	86,135	—
Medical related consulting services	8,774	26
Development services and sales of developed products	86,728	—
	181,637	26
Interest expense
Real property operating	138,110	—
Medical related consulting services	—	—
Development services and sales of developed products	—	—
	138,110	—
Net (loss) income
Real property operating	(309,415)	—
Medical related consulting services	(385,515)	55,581
Development services and sales of developed products	(1,463,401)	—
Other (a)	(1,891,314)	—
	$(4,049,645)	$55,581

Identifiable long-lived tangible assets at December 31, 2017 and 2016	December 31, 2017	December 31, 2016
Real property operating	$7,645,371	$—
Medical related consulting services	20,558	295
Development services and sales of developed products	5,857	—
	$7,671,786	$295

Identifiable long-lived tangible assets at December 31, 2017 and 2016	December 31, 2017	December 31, 2016
United States	$7,646,270	$—
China	25,516	295
	$7,671,786	$295

(a)	The Company does not allocate any general and administrative expense of its being a public company activities to its reportable segments as these activities are managed at a corporate level.